Asbestos - Asbestos Adjustments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in estimates:
Change in actuarial estimate - asbestos liability	$ 2.4	$ (129.0)	$ (340.3)
Change in actuarial estimate - insurance receivable	4.5	16.6	31.2
Change in estimate - AICF claims-handling costs	1.2	1.1	0.9
Subtotal - Change in estimates	8.1	(111.3)	(308.2)
Recovery of Insurance Receivables			15.2
(Loss) gain on foreign currency exchange	(2.6)	144.7	97.2
Total Asbestos Adjustments	$ 5.5	$ 33.4	$ (195.8)